PROPERTY AND EQUIPMENT, NET - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 755,007	$ 532,902
Less: accumulated depreciation	(368,606)	(214,282)
Property, plant and equipment, net	386,401	318,620
Computers [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	522,108	339,221
Office Equipment, Furniture and Fittings [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	31,613	24,883
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	162,032	129,298
Motor Vehicles [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	6,184	14,624
Warehouse Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	7,296	3,464
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	22,708	20,598
Building [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	2,093	814
Construction-in-Progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 973	$ 0